Other Assets and Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Assets And Other Liabilities Disclosure [Abstract]
Other Assets And Other Liabilities Disclosure [Text Block]

14. Other Assets and Other Liabilities

	December 31
	2011	2010

Other assets
Fair value of commodity swaps	$220	$548
Fair value of commodity swaps designated as cash flow hedges	2,038	3,253
Fair value of interest rate swaps	5	-
Fair value of interest rate swaps designated as cash flow hedges	-	2,891
Fair value of foreign currency exchange agreements	358	-
	2,621	6,692
Less current portion of other assets	1,972	1,928
	$649	$4,764

Other liabilities
Fair value of interest rate swaps	$1,492	$7,482
Fair value of interest rate swaps designated as cash flow hedges	4,099	-
Deferred lease liabilities	1,301	905
Unfavourable lease arrangements	759	1,149
Contingent acquisition payables	1,566	2,111
Other	1,751	1,773
	10,968	13,420
Less current portion of other liabilities	3,484	6,091
	$7,484	$7,329